UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Potomac Capital Management Inc.
Address:   825 Third Avenue,
           33rd Floor
           New York, New York 10022

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Javier Montenegro
Title:   Chief Financial Officer
Phone:   212-521-5115

Signature, Place, and Date of Signing:

/s/ Javier Montenegro       New York, New York         May 18, 2009

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

                                                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    81

Form 13F Information Table Value Total:    $54,320*
---------
     * In Thousands

List of Other Included Managers: None


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


               QUARTERLY REPORT DETAILING 13F ELIGIBLE SECURITIES
                              AS OF MARCH 31, 2009

                                                       FAIR
                                                      MARKET
                                  TITLE                VALUE     SH/    SHRS OR   INVESTMENT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS    CUSIP    (x$1000)    PPN    PRN AMT   DISCRETION  MANAGERS      SOLE    SHARED  NONE
--------------                   --------   -----     --------   ---    -------   ----------  --------      ----    ------  ----
ADVANCED PHOTONIX INC CL A         Common    00754E107    2,070 SH    2,920,218      sole        -      2,920,218     -      -
ADVANCED PHOTONIX INC CL A         Warrants  00754E107      355 WTS     500,000      sole        -        500,000     -      -
AES CORP                           Common    00130H105      259 SH       44,650      sole        -         44,650     -      -
ALLOY INC                          Common    019855303    3,290 SH      783,244      sole        -        783,244     -      -
AMERIGON INC                       Common    03070L300       62 SH       16,850      sole        -         16,850     -      -
ARCADIA RESOURCES                  Common    039209101    2,590 SH    6,015,861      sole        -      6,015,861     -      -
ARCADIA RESOURCES                  Warrants  039209101      452 WTS   1,050,420      sole        -      1,050,420     -      -
ARROWHEAD RESEARCH                 Warrants  042797100       39 WTS      69,500      sole        -         69,500     -      -
ASPYRA INC                         Common    04538V104      427 SH    1,376,200      sole        -      1,376,200     -      -
ASYST TECHNOLOGIES INC             Common    04648X107       88 SH      315,225      sole        -        315,225     -      -
AVANTAIR INC                       Common    05350T101    1,882 SH    1,075,566      sole        -      1,075,566     -      -
AVANTAIR INC                       Preferred 05350T101    1,359 PRD     776,699      sole        -        776,699     -      -
AXCELIS TECHNOLOGIES               Common    054540109      141 SH      370,952      sole        -        370,952     -      -
AXESSTEL INC                       Common    05459T101      375 SH    1,563,426      sole        -      1,563,426     -      -
BAKBONE SOFTWARE INC               Common    057101107      812 SH    1,658,000      sole        -      1,658,000     -      -
BANK OF AMERICA CORP               Common    060505104       71 SH       10,400      sole        -         10,400     -      -
BLUEPHOENIX SOLUTIONS LTD          Common    M20157109      781 SH      406,729      sole        -        406,729     -      -
C&D TECHNOLOGIES INC               Common    124661109       11 SH        5,800      sole        -          5,800     -      -
CAS MED SYS INC                    Common    124769209      945 SH      701,305      sole        -        701,305     -      -
CHINA 3C GROUP                     Common    169362100       78 SH       85,300      sole        -         85,300     -      -
COMMAND CENTER                     Common    200497105      210 SH    1,164,400      sole        -      1,164,400     -      -
COMMAND CENTER                     Warrants  200497105      113 WTS     625,000      sole        -        625,000     -      -
CREDENCE SYS CORP SR SB CV         Conv Deb  225302AG3       16 PRN      52,000      sole        -         52,000     -      -
DANKA BUSINESS SYSTEMS PLC ADR     Common    236277109      213 SH    1,839,534      sole        -      1,839,534     -      -
DATATRAK INTL INC                  Common    238134100      182 SH      860,896      sole        -        860,896     -      -
DATATRAK INTL INC                  Warrants  238134100       13 WTS      63,750      sole        -         63,750     -      -
ECTEL LTD                          Common    M29925100      109 SH      310,032      sole        -        310,032     -      -
ENDWAVE CORPORATION                Common    29264A206    3,037 SH    1,549,486      sole        -      1,549,486     -      -
FALCONSTOR SOFTWARE INC            Common    306137100      133 SH       55,479      sole        -         55,479     -      -
FSI INTERNATIONAL INC              Common    302633102      133 SH      411,372      sole        -        411,372     -      -
FX ENERGY INC                      Common    302695101    2,562 SH      921,501      sole        -        921,501     -      -
GOLDLEAF FINANCIAL SOLUTIONS       Common    38144H208      231 SH      308,230      sole        -        308,230     -      -
HARTFORD FINANCIAL SERVICES        Common    416515104      141 SH       18,000      sole        -         18,000     -      -
HC INNOVATIONS INC                 Warrants  40413G101      254 WTS     660,547      sole        -        660,547     -      -
HIGHBURY FINANCIAL INC             Warrants  42982Y109      981 WTS     417,500      sole        -        417,500     -      -
HOLLYWOOD MEDIA CORP               Common    436233100      215 SH      238,795      sole        -        238,795     -      -
HUDSON HIGHLAND GROUP INC          Common    443792106       70 SH       63,240      sole        -         63,240     -      -
HYDE PARK ACQUISITION CORP         Warrants  448638114      232 WTS      61,800      sole        -         61,800     -      -
HYPERCOM CORP                      Common    44913M105      680 SH      707,907      sole        -        707,907     -      -
INNOVEX INC                        Common    457647105        8 SH       51,617      sole        -         51,617     -      -
INSIGNIA SYS INC                   Common    45765Y105    1,021 SH      510,275      sole        -        510,275     -      -
INTEGRATED MANAGEMENT INFORMATION  Common    45822F107       38 SH      300,000      sole        -        300,000     -      -
INTERLINK ELECTRONICS              Common    458751104      507 SH    1,332,594      sole        -      1,332,594     -      -
INTERNET CAPITAL GROUP INC         Common    46059C205      426 SH      105,755      sole        -        105,755     -      -
INYX INC                           Common    461868101        2 SH    1,725,000      sole        -      1,725,000     -      -
KANA SOFTWARE INC                  Common    483600300       27 SH       39,400      sole        -         39,400     -      -
KNIGHTSCOVE MEDIA CORP             Common    49907Q301       48 SH    2,000,000      sole        -      2,000,000     -      -
LCC INTERNATIONAL INC              Preferred 501810105       13 SH    1,343,283      sole        -      1,343,283     -      -
LEADIS TECHNOLOGY INC              Common    52171N103      173 SH      288,300      sole        -        288,300     -      -
LENNAR CORP                        Common    526057104      309 SH       41,200      sole        -         41,200     -      -
LIONBRIDGE TECHNOLOGIES INC        Common    536252109    1,468 SH    1,497,571      sole        -      1,497,571     -      -
LTX CORP                           Common    502392103      314 SH    1,119,681      sole        -      1,119,681     -      -
MANAGEMENT NETWORK GROUP INC       Common    561693102    1,776 SH    4,672,799      sole        -      4,672,799     -      -
MICRONETICS INC                    Common    595125105      408 SH      173,788      sole        -        173,788     -      -
NATIONSHEALTH INC                  Common    63860C100       30 SH      331,212      sole        -        331,212     -      -
NEWTEK BUSINESS SERVICES INC       Common    652526104      624 SH    1,782,641      sole        -      1,782,641     -      -
NEOSE TECHNOLOGIES INC             Common    640522108       89 SH      894,069      sole        -        894,069     -      -
NEXXUS LIGHTING                    Common    868042102    4,287 SH      685,863      sole        -        685,863     -      -
NEXXUS LIGHTING                    Warrants  868042102    1,825 WTS     291,929      sole        -        291,929     -      -
NUMERAX INC                        Common    67053A102    4,918 SH    1,381,389      sole        -      1,381,389     -      -
ORCHID CELLMARK INC                Common    68573C107       75 SH      119,635      sole        -        119,635     -      -
OPENWAVE SYSTEMS INC               Common    6837138308      43 SH       43,900      sole        -         43,900     -      -
OPTIMAL GROUP INC                  Common    68388R208      333 SH    1,188,917      sole        -      1,188,917     -      -
PANTHEON CHINA ACQUISTION CORP     Warrants  698659109    1,463 WTS     250,000      sole        -        250,000     -      -
PLX TECHNOLOGY INC                 Common    693417107       76 SH       35,000      sole        -         35,000     -      -
POKERTEK INC                       Common    730864105      163 SH      162,803      sole        -        162,803     -      -
PROLINK HOLDINGS CORP              Common    74340T100       50 SH    1,001,307      sole        -      1,001,307     -      -
QUEST RESOURCE CORP                Common    748349305       19 SH       62,100      sole        -         62,100     -      -
RAINMAKER SYSTEMS INC              Common    750875304       35 SH       57,346      sole        -         57,346     -      -
REMEDENT INC                       Common    75954T104      596 SH      851,019      sole        -        851,019     -      -
REMEDENT INC                       Warrants  75954T104      714 WTS   1,020,000      sole        -      1,020,000     -      -
SABA SOFTWARE INC                  Common    784932600      527 SH      311,827      sole        -        311,827     -      -
SRS LABORATORIES INC               Common    78464M106      698 SH      141,769      sole        -        141,769     -      -
STOCKER AND YALE INC               Common    86126T203      163 SH    1,166,932      sole        -      1,166,932     -      -
SUMTOTAL SYSTEMS INC               Common    866615107    1,081 SH      639,532      sole        -        639,532     -      -
TECHWELL INC                       Common    87874D101      511 SH       80,941      sole        -         80,941     -      -
TIER TECHNOLOGIES INC CL B         Common    88650Q100    2,611 SH      563,896      sole        -        563,896     -      -
US AIRWAYS GROUP INC               Common    90341W108      152 SH       60,000      sole        -         60,000     -      -
WESTERN POWER & EQUIP CORP         Common    959221102        1 SH      361,699      sole        -        361,699     -      -
WHITE ELECTRONIC DESIGNS CORP      Common    963801105      176 SH       43,810      sole        -         43,810     -      -
YOU BET INTERNATIONAL              Common    987413101      910 SH      538,215      sole        -        538,215     -      -


                                                         54,320

